Borrowings (Tables)	9 Months Ended
Sep. 30, 2021
Borrowings
Schedule of borrowings

	September 30,	December 31,
	2021	2020
	€ 1,000	€ 1,000
Innovation credit	3,623	2,770
Accrued interest on innovation credit	548	307
Convertible notes	14,564	13,812
Accrued interest on convertible notes	569	435

Total borrowings	19,304	17,324
Current portion	(1,791)	(1,135)
	17,513	16,189